Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Amplify ETF Trust
Entity Central Index Key	0001633061
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Amplify AI Powered Equity ETF
Shareholder Report [Line Items]
Fund Name	Amplify AI Powered Equity ETF
Class Name	Amplify AI Powered Equity ETF
Trading Symbol	AIEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify AI Powered Equity ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify AI Powered Equity ETF	$37	0.75%
[1]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 101,350,823
Holdings Count | $ / shares	156
Investment Company Portfolio Turnover	492.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$101,350,823
Number of Holdings	156
Portfolio Turnover	492%
30-Day SEC Yield	0.58%
30-Day SEC Yield Unsubsidized	0.58%

Holdings [Text Block]

Top Holdings	(%)
General Motors Co.	7.4%
MicroStrategy, Inc. - Class A	7.3%
AppLovin Corp. - Class A	7.1%
Newmont Corp.	4.8%
Carvana Co.	3.9%
Monolithic Power Systems, Inc.	3.7%
Edison International	3.3%
FMC Corp.	3.0%
Air Lease Corp.	2.9%
Coca-Cola Co.	2.8%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Alternative Harvest ETF
Shareholder Report [Line Items]
Fund Name	Amplify Alternative Harvest ETF
Class Name	Amplify Alternative Harvest ETF
Trading Symbol	MJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Alternative Harvest ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Alternative Harvest ETF	$15	0.41%
[2]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.41%
Material Change Date	Feb. 21, 2025
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 112,431,430
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$112,431,430
Number of Holdings	12
Portfolio Turnover	61%
30-Day SEC Yield	36.56%
30-Day SEC Yield Unsubsidized	36.08%

Holdings [Text Block]

Top Holdings	(%)
Amplify Seymour Cannabis ETF	53.1%
First American Government Obligations Fund - Class X	32.9%
Tilray Brands, Inc.	14.1%
SNDL, Inc.	8.6%
Cronos Group, Inc.	8.3%
Aurora Cannabis, Inc.	5.6%
High Tide, Inc.	3.2%
Canopy Growth Corp.	3.1%
Organigram Holdings, Inc.	2.1%
Village Farms International, Inc.	1.4%

Material Fund Change [Text Block]	Other Material Fund Changes:
•	MJ completed a 1-for-12 reverse share split effective February 21, 2025

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify BlackSwan Growth & Treasury Core ETF
Shareholder Report [Line Items]
Fund Name	Amplify BlackSwan Growth & Treasury Core ETF
Class Name	Amplify BlackSwan Growth & Treasury Core ETF
Trading Symbol	SWAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify BlackSwan Growth & Treasury Core ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify BlackSwan Growth & Treasury Core ETF	$24	0.49%
[3]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 247,869,802
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$247,869,802
Number of Holdings	14
Portfolio Turnover	25%
30-Day SEC Yield	3.45%
30-Day SEC Yield Unsubsidized	3.45%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Note/Bond	9.4%
United States Treasury Note/Bond	9.3%
United States Treasury Note/Bond	9.3%
United States Treasury Note/Bond	9.3%
United States Treasury Note/Bond	9.2%
United States Treasury Note/Bond	9.2%
United States Treasury Note/Bond	9.2%
United States Treasury Note/Bond	9.2%
United States Treasury Note/Bond	9.2%
United States Treasury Note/Bond	9.1%

Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
The fund will add the below risk to its “Principal Risks” section: FLEX Options Risk. The Fund may utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of FLEX Options will be affected by, among others, changes in the value of the reference asset, changes in interest rates, changes in the actual and implied volatility of the reference asset and the remaining time to until the FLEX Options expire.

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify BlackSwan ISWN ETF
Shareholder Report [Line Items]
Fund Name	Amplify BlackSwan ISWN ETF
Class Name	Amplify BlackSwan ISWN ETF
Trading Symbol	ISWN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify BlackSwan ISWN ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify BlackSwan ISWN ETF	$24	0.49%
[4]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 29,979,406
Holdings Count | $ / shares	13
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$29,979,406
Number of Holdings	13
Portfolio Turnover	18%
30-Day SEC Yield	3.42%
30-Day SEC Yield Unsubsidized	3.42%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Note/Bond	9.3%
United States Treasury Note/Bond	9.2%
United States Treasury Note/Bond	9.2%
United States Treasury Note/Bond	9.2%
United States Treasury Note/Bond	9.1%
United States Treasury Note/Bond	9.1%
United States Treasury Note/Bond	9.1%
United States Treasury Note/Bond	9.0%
United States Treasury Note/Bond	9.0%
United States Treasury Note/Bond	9.0%

Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
The fund will add the below risk to its “Principal Risks” section: FLEX Options Risk. The Fund may utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of FLEX Options will be affected by, among others, changes in the value of the reference asset, changes in interest rates, changes in the actual and implied volatility of the reference asset and the remaining time to until the FLEX Options expire.

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Bloomberg AI Value Chain ETF
Shareholder Report [Line Items]
Fund Name	Amplify Bloomberg AI Value Chain ETF
Class Name	Amplify Bloomberg AI Value Chain ETF
Trading Symbol	AIVC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Bloomberg AI Value Chain ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Bloomberg AI Value Chain ETF	$28	0.60%
[5]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.60%
Material Change Date	Oct. 14, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 21,445,553
Holdings Count | $ / shares	47
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$21,445,553
Number of Holdings	47
Portfolio Turnover	105%
30-Day SEC Yield	0.44%
30-Day SEC Yield Unsubsidized	0.44%

Holdings [Text Block]

Top Holdings	(%)
Alibaba Group Holding Ltd.	4.1%
International Business Machines Corp.	2.9%
Intel Corp.	2.9%
Samsung Electronics Co. Ltd.	2.8%
SK Hynix, Inc.	2.8%
Super Micro Computer, Inc.	2.7%
First American Government Obligations Fund - Class X	2.7%
Qualcomm, Inc.	2.6%
Micron Technology, Inc.	2.5%
MediaTek, Inc.	2.5%

Material Fund Change [Text Block]
Fund Name Change:
Name change to: Amplify Bloomberg AI Value Chain ETF
Fund Ticker Change:
Ticker change to: AIVC
Changes to the Fund’s Investment Objective or Goals:
On August 13, 2024, the Board of Trustees of the Trust approved a change to the Fund’s Investment Objective. On or about October 14, 2024, the Fund’s Investment Objective changed as follows: The Amplify Bloomberg AI Value Chain ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the Bloomberg AI Value Chain Index.
Other Material Fund Changes:
•	Index Provider change to: Bloomberg Index Services Limited. Index change to: Bloomberg AI Value Chain Index
•	Management fee change to: 0.59%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
Class Name	Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
Trading Symbol	TLTP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Bloomberg U.S. Treasury 12% Premium Income ETF (the “Fund”) for the period of October 28, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Bloomberg U.S. Treasury 12% Premium Income ETF	$13	0.30%
[6]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.30%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 9,530,872
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$9,530,872
Number of Holdings	4
Portfolio Turnover	108%
30-Day SEC Yield	4.08%
30-Day SEC Yield Unsubsidized	4.08%

Holdings [Text Block]

Top 10 Issuers	(%)
iShares 20+ Year Treasury Bond ETF	62.9%
United States Treasury Note/Bond	36.8%
Invesco Government & Agency Portfolio	0.1%

Material Fund Change [Text Block]	Fund Name Change: Name change to: Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify BlueStar Israel Technology ETF
Shareholder Report [Line Items]
Fund Name	Amplify BlueStar Israel Technology ETF
Class Name	Amplify BlueStar Israel Technology ETF
Trading Symbol	ITEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify BlueStar Israel Technology ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify BlueStar Israel Technology ETF	$38	0.75%
[7]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 85,572,333
Holdings Count | $ / shares	57
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$85,572,333
Number of Holdings	57
Portfolio Turnover	9%
30-Day SEC Yield	-0.15%
30-Day SEC Yield Unsubsidized	-0.15%

Holdings [Text Block]

Top Holdings	(%)
Check Point Software Technologies, Ltd.	9.8%
CyberArk Software, Ltd.	8.5%
Elbit Systems Ltd.	8.2%
Amdocs, Ltd.	7.1%
Monday.com Ltd.	7.0%
Nice Ltd.	6.8%
Wix.com, Ltd.	4.8%
SentinelOne, Inc. - Class A	3.8%
Nova Ltd.	3.1%
First American Government Obligations Fund - Class X	3.1%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Cash Flow Dividend Leaders ETF
Shareholder Report [Line Items]
Fund Name	Amplify Cash Flow Dividend Leaders ETF
Class Name	Amplify Cash Flow Dividend Leaders ETF
Trading Symbol	COWS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Cash Flow Dividend Leaders ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Cash Flow Dividend Leaders ETF	$0	0.00%
[8]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 20,831,243
Holdings Count | $ / shares	61
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$20,831,243
Number of Holdings	61
Portfolio Turnover	86%
30-Day SEC Yield	2.55%
30-Day SEC Yield Unsubsidized	2.16%

Holdings [Text Block]

Top Holdings	(%)
HCA Healthcare, Inc.	2.7%
Matador Resources Co.	2.6%
Fidelity National Financial, Inc.	2.6%
eBay, Inc.	2.5%
NRG Energy, Inc.	2.5%
Genpact Ltd.	2.5%
Molson Coors Beverage Co. - Class B	2.5%
CF Industries Holdings, Inc.	2.4%
Owens Corning	2.4%
FedEx Corp.	2.4%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify COWS Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Amplify COWS Covered Call ETF
Class Name	Amplify COWS Covered Call ETF
Trading Symbol	HCOW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify COWS Covered Call ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify COWS Covered Call ETF	$32	0.65%
[9]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 10,020,838
Holdings Count | $ / shares	121
Investment Company Portfolio Turnover	225.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$10,020,838
Number of Holdings	121
Portfolio Turnover	225%
30-Day SEC Yield	1.95%
30-Day SEC Yield Unsubsidized	1.95%

Holdings [Text Block]

Top Holdings	(%)
HCA Healthcare, Inc.	2.7%
Matador Resources Co.	2.6%
Fidelity National Financial, Inc.	2.6%
eBay, Inc.	2.6%
NRG Energy, Inc.	2.5%
Genpact Ltd.	2.5%
Molson Coors Beverage Co. - Class B	2.5%
CF Industries Holdings, Inc.	2.5%
Owens Corning	2.5%
FedEx Corp.	2.5%

Material Fund Change [Text Block]
Changes to the Fund’s Principal Investment Strategy:
HCOW invests in Equity Securities that comprise the Amplify Cash Flow Dividend Leaders ETF (the “COWS ETF”). The COWS ETF invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities (primarily common stocks) that comprise the Kelly US Cash Flow Dividend Leaders Index (the “COWS Index”), which primarily includes common stocks. The COWS Index is based on a proprietary methodology developed and maintained by Kelly Indexes, LLC (the “Index Provider”), an affiliate of Kelly Intelligence, an investment sub-adviser to the COWS ETF and the Fund. Covered Call Option Strategy In furtherance of the Fund’s investment objective to provide investors with current income, the Fund will seek to generate additional current income by employing a “covered call” option strategy in which it will write (sell) U.S. exchange-traded covered call options on the Equity Securities. The Fund expects to write covered call options on each Equity Security, but such call writing may be reduced under certain market circumstances. The Fund’s covered call strategy seeks to generate approximately 10% or greater annualized gross income from premiums received from selling option contracts, however the amount of income generated by the Fund’s implementation of the covered call option strategy will vary based on factors such as market prices, volatility and interest rates. In selling call option contracts, the Fund effectively sells its ability to participate in gains of the Equity Security beyond the predetermined strike price in exchange for the premium income received. The Fund expects to sell call option contracts with expiration dates of approximately one month.
Fund Name Change:
Name change to: Amplify COWS Covered Call ETF

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify CWP Enhanced Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify CWP Enhanced Dividend Income ETF
Class Name	Amplify CWP Enhanced Dividend Income ETF
Trading Symbol	DIVO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify CWP Enhanced Dividend Income ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify CWP Enhanced Dividend Income ETF	$27	0.54%
[10]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 4,058,402,641
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$4,058,402,641
Number of Holdings	31
Portfolio Turnover	40%
30-Day SEC Yield	1.77%
30-Day SEC Yield Unsubsidized	1.76%

Holdings [Text Block]

Top Holdings	(%)
Visa, Inc. - Class A	5.3%
CME Group, Inc.	5.2%
Amplify Samsung SOFR ETF	5.0%
Caterpillar, Inc.	5.0%
JPMorgan Chase & Co.	4.9%
Honeywell International, Inc.	4.9%
American Express Co.	4.8%
Goldman Sachs Group, Inc.	4.7%
Home Depot, Inc.	4.7%
Microsoft Corp.	4.7%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify CWP Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify CWP Growth & Income ETF
Class Name	Amplify CWP Growth & Income ETF
Trading Symbol	QDVO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify CWP Growth & Income ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify CWP Growth & Income ETF	$28	0.55%
[11]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 31,236,081
Holdings Count | $ / shares	55
Investment Company Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$31,236,081
Number of Holdings	55
Portfolio Turnover	155%
30-Day SEC Yield	0.37%
30-Day SEC Yield Unsubsidized	0.37%

Holdings [Text Block]

Top Holdings	(%)
NVIDIA Corp.	9.2%
Apple, Inc.	8.9%
Microsoft Corp.	7.3%
Amazon.com, Inc.	5.8%
Meta Platforms, Inc. - Class A	5.7%
Alphabet, Inc. - Class A	5.6%
Netflix, Inc.	4.0%
Tesla, Inc.	4.0%
Broadcom, Inc.	3.1%
Visa, Inc. - Class A	3.0%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify CWP International Enhanced Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify CWP International Enhanced Dividend Income ETF
Class Name	Amplify CWP International Enhanced Dividend Income ETF
Trading Symbol	IDVO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify CWP International Enhanced Dividend Income ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify CWP International Enhanced Dividend Income ETF	$33	0.65%
[12]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 206,833,922
Holdings Count | $ / shares	66
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$206,833,922
Number of Holdings	66
Portfolio Turnover	52%
30-Day SEC Yield	1.96%
30-Day SEC Yield Unsubsidized	1.96%

Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund - Class X	10.8%
Tencent Holdings Ltd.	5.1%
Agnico Eagle Mines Ltd.	4.1%
Barclays PLC	4.0%
SAP SE	3.7%
RELX PLC	3.6%
Enbridge, Inc.	3.3%
Wheaton Precious Metals Corp.	3.2%
Siemens AG	3.1%
Mitsubishi UFJ Financial Group, Inc.	3.1%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Cybersecurity ETF
Shareholder Report [Line Items]
Fund Name	Amplify Cybersecurity ETF
Class Name	Amplify Cybersecurity ETF
Trading Symbol	HACK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Cybersecurity ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Cybersecurity ETF	$31	0.60%
[13]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 1,931,437,870
Holdings Count | $ / shares	25
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,931,437,870
Number of Holdings	25
Portfolio Turnover	15%
30-Day SEC Yield	0.17%
30-Day SEC Yield Unsubsidized	0.17%

Holdings [Text Block]

Top Holdings	(%)
Broadcom, Inc.	7.7%
Cisco Systems, Inc.	6.9%
Northrop Grumman Corp.	6.2%
General Dynamics Corp.	6.0%
Palo Alto Networks, Inc.	5.7%
Crowdstrike Holdings, Inc. - Class A	5.5%
Fortinet, Inc.	5.1%
Okta, Inc.	4.9%
Check Point Software Technologies, Ltd.	4.6%
Zscaler, Inc.	4.6%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Digital Payments ETF
Shareholder Report [Line Items]
Fund Name	Amplify Digital Payments ETF
Class Name	Amplify Digital Payments ETF
Trading Symbol	IPAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Digital Payments ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Digital Payments ETF	$38	0.75%
[14]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 268,740,836
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$268,740,836
Number of Holdings	39
Portfolio Turnover	18%
30-Day SEC Yield	-0.22%
30-Day SEC Yield Unsubsidized	-0.22%

Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund - Class X	6.9%
Visa, Inc. - Class A	6.6%
Mastercard, Inc. - Class A	6.5%
Fiserv, Inc.	6.2%
American Express Co.	6.0%
PayPal Holdings, Inc.	5.7%
Fidelity National Information Services, Inc.	5.3%
Corpay, Inc.	4.7%
Global Payments, Inc.	4.7%
Wise PLC - Class A	4.7%

Top Ten Countries	(%)
United States	89.5%
United Kingdom	5.0%
Netherlands	4.0%
Brazil	2.4%
Italy	1.8%
Japan	1.5%
Puerto Rico	0.8%
Australia	0.8%
France	0.8%
Cash & Other	-6.6%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Etho Climate Leadership U.S. ETF
Shareholder Report [Line Items]
Fund Name	Amplify Etho Climate Leadership U.S. ETF
Class Name	Amplify Etho Climate Leadership U.S. ETF
Trading Symbol	ETHO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Etho Climate Leadership U.S. ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Etho Climate Leadership U.S. ETF	$22	0.45%
[15]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 151,191,007
Holdings Count | $ / shares	287
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$151,191,007
Number of Holdings	287
Portfolio Turnover	2%
30-Day SEC Yield	1.09%
30-Day SEC Yield Unsubsidized	1.09%

Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund - Class X	1.2%
Sprouts Farmers Market, Inc.	0.9%
InterDigital, Inc.	0.7%
Alnylam Pharmaceuticals, Inc.	0.7%
Bloom Energy Corp. - Class A	0.7%
Protagonist Therapeutics, Inc.	0.6%
Liquidity Services, Inc.	0.6%
T-Mobile US, Inc.	0.6%
Twilio, Inc. - Class A	0.6%
Exelixis, Inc.	0.6%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify High Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify High Income ETF
Class Name	Amplify High Income ETF
Trading Symbol	YYY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify High Income ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify High Income ETF	$25	0.50%
[16]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 541,936,262
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$541,936,262
Number of Holdings	63
Portfolio Turnover	27%
30-Day SEC Yield	11.83%
30-Day SEC Yield Unsubsidized	11.83%

Holdings [Text Block]

Top Holdings	(%)
abrdn Healthcare Opportunities Fund	3.5%
CBRE Global Real Estate Income Fund	3.4%
Western Asset Diversified Income Fund	3.2%
Nuveen Floating Rate Income Fund	3.2%
NYLI CBRE Global Infrastructure Megatrends Term Fund	3.2%
abrdn Income Credit Strategies Fund	3.1%
BlackRock Health Sciences Term Trust	3.1%
BlackRock ESG Capital Allocation Term Trust	3.1%
Aberdeen Asia-Pacific Income Fund, Inc.	3.1%
abrdn Total Dynamic Dividend Fund	3.0%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Junior Silver Miners ETF
Shareholder Report [Line Items]
Fund Name	Amplify Junior Silver Miners ETF
Class Name	Amplify Junior Silver Miners ETF
Trading Symbol	SILJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Junior Silver Miners ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Junior Silver Miners ETF	$35	0.69%
[17]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 1,098,941,659
Holdings Count | $ / shares	55
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,098,941,659
Number of Holdings	55
Portfolio Turnover	37%
30-Day SEC Yield	-0.17%
30-Day SEC Yield Unsubsidized	-0.17%

Holdings [Text Block]

Top Holdings	(%)
First Majestic Silver Corp.	10.6%
Hecla Mining Co.	8.9%
Coeur Mining, Inc.	7.2%
Wheaton Precious Metals Corp.	6.9%
Endeavour Silver Corp.	5.6%
Fortuna Mining Corp.	4.6%
Osisko Gold Royalties Ltd.	3.9%
KGHM Polska Miedz SA	3.7%
Industrias Penoles SAB de CV	3.6%
Cia de Minas Buenaventura SAA	3.6%

Top Ten Countries	(%)
Canada	62.5%
United States	22.3%
Peru	5.6%
Mexico	4.2%
Poland	3.7%
United Kingdom	1.2%
Sweden	1.1%
Australia	0.5%
Cash & Other	-1.1%

Material Fund Change [Text Block]
Changes to the Fund’s Principal Investment Strategy:
Notwithstanding anything to the contrary in the Fund’s Prospectus and Summary Prospectus, the sixth and seventh paragraphs of the section entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following: Weighting. The Index is a modified theme-adjusted free float market capitalization-weighted index. A theme-adjusted free float market value is calculated for each Index constituent and then constituent weightings are determined based on each Index constituent’s theme-adjusted free float market value, subject to certain adjustments. For additional information about the Index’s weighting process see “Additional Information About the Fund’s Strategies and Risks—Principal Investment Strategies.” Additionally, the following disclosure is added in the Fund’s Prospectus as the third paragraph of the “Additional Information About the Fund’s Strategies and Risks—Principal Investment Strategies” section: The Index is a modified theme-adjusted free float market capitalization-weighted index. A theme-adjusted free float market value is calculated for each Index constituent as the product of its: (i) free float market capitalization; (ii) the issuing company’s silver revenue percentage (as defined by Metals Focus); and (iii) its liquidity factor (calculated as the Index constituent’s three-month average daily traded value divided by the aggregate three-month average daily traded value of all Index constituents). Companies within the “Project Development” sector have an assumed silver revenue of 100% for these purposes. Each Index constituent’s initial weight is determined by dividing its theme-adjusted free float market value by the aggregate theme-adjusted free float market value of all Index components. Initial weights are then adjusted to determine final weights to reduce excessive concentration by: (1) first, raising each Index constituents initial weight to the power of 0.50 (adjusted initial weight); and (2) second, dividing the adjusted initial weight by the aggregate adjusted initial weight of all Index constituents. Index constituents are then grouped based on their market capitalization at the time of the Reconstitution Reference Date. Group 1 Index constituents are those that have a market capitalization at or above the 90th percentile of the portfolio. Group 2 constituents consist of all other Index constituents. Weights from step (2) above are further adjusted on a pro-rata basis such that: (i) the aggregate weight of Group 1 securities cannot exceed 15% of the total portfolio weight; and (ii) no Index constituent weight may exceed 10%.

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Lithium & Battery Technology ETF
Shareholder Report [Line Items]
Fund Name	Amplify Lithium & Battery Technology ETF
Class Name	Amplify Lithium & Battery Technology ETF
Trading Symbol	BATT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Lithium & Battery Technology ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Lithium & Battery Technology ETF	$28	0.59%
[18]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.59%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 55,979,962
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$55,979,962
Number of Holdings	53
Portfolio Turnover	50%
30-Day SEC Yield	1.60%
30-Day SEC Yield Unsubsidized	1.60%

Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund - Class X	8.6%
Contemporary Amperex Technology Co. Ltd. - Class A	7.2%
BHP Group Ltd.	7.0%
BYD Co. Ltd. - Class H	6.9%
Freeport-McMoRan, Inc.	4.8%
Tesla, Inc.	3.9%
Grupo Mexico SAB de CV - Class B	3.4%
NAURA Technology Group Co. Ltd. - Class A	3.2%
TDK Corp.	2.5%
Li Auto, Inc.	2.1%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Natural Resources Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify Natural Resources Dividend Income ETF
Class Name	Amplify Natural Resources Dividend Income ETF
Trading Symbol	NDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Natural Resources Dividend Income ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Natural Resources Dividend Income ETF	$30	0.59%
[19]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 13,038,305
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$13,038,305
Number of Holdings	41
Portfolio Turnover	76%
30-Day SEC Yield	7.57%
30-Day SEC Yield Unsubsidized	7.57%

Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund - Class X	7.9%
Petroleo Brasileiro SA	5.1%
Dorchester Minerals LP	3.9%
B2Gold Corp.	3.7%
FLEX LNG Ltd.	3.7%
Alliance Resource Partners LP	3.4%
Black Stone Minerals LP	3.3%
Delek Logistics Partners LP	3.3%
Genesis Energy LP	3.2%
CVR Energy, Inc.	3.1%

Geographic Breakdown	(%)
United States	77.4%
Canada	14.5%
Brazil	8.1%
Norway	3.6%
United Kingdom	2.2%
Italy	1.9%
Cash & Other	-7.7%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Online Retail ETF
Shareholder Report [Line Items]
Fund Name	Amplify Online Retail ETF
Class Name	Amplify Online Retail ETF
Trading Symbol	IBUY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Online Retail ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Online Retail ETF	$32	0.65%
[20]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 152,986,254
Holdings Count | $ / shares	79
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$152,986,254
Number of Holdings	79
Portfolio Turnover	18%
30-Day SEC Yield	0.03%
30-Day SEC Yield Unsubsidized	0.03%

Holdings [Text Block]

Top Holdings	(%)
Liquidity Services, Inc.	3.5%
Hims & Hers Health, Inc.	3.4%
eBay, Inc.	3.0%
First American Government Obligations Fund - Class X	3.0%
Chewy, Inc. - Class A	3.0%
DoorDash, Inc. - Class A	2.9%
Copart, Inc.	2.8%
BigCommerce Holdings, Inc.	2.8%
Uber Technologies, Inc.	2.7%
Expedia Group, Inc.	2.7%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Samsung SOFR ETF
Shareholder Report [Line Items]
Fund Name	Amplify Samsung SOFR ETF
Class Name	Amplify Samsung SOFR ETF
Trading Symbol	SOFR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Samsung SOFR ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Samsung SOFR ETF	$10	0.20%
[21]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 284,428,914
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$284,428,914
Number of Holdings	4
Portfolio Turnover	0%
30-Day SEC Yield	4.22%
30-Day SEC Yield Unsubsidized	4.22%

Holdings [Text Block]

Top Holdings	(%)
SOF REPO 04/01/25 4.45%	42.2%
SOF REPO 04/01/25 4.45%	29.7%
SOF REPO 04/01/25 4.45%	28.1%
Invesco Government & Agency Portfolio - Class Institutional	0.0%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Seymour Cannabis ETF
Shareholder Report [Line Items]
Fund Name	Amplify Seymour Cannabis ETF
Class Name	Amplify Seymour Cannabis ETF
Trading Symbol	CNBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Seymour Cannabis ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Seymour Cannabis ETF	$27	0.75%
[22]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.75%
Material Change Date	Feb. 21, 2025
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 69,711,144
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$69,711,144
Number of Holdings	39
Portfolio Turnover	17%
30-Day SEC Yield	3.07%
30-Day SEC Yield Unsubsidized	2.87%

Holdings [Text Block]

Top Holdings**	(%)
United States Treasury Bill	51.1%
Invesco Government & Agency Portfolio - Class Institutional	17.0%
Curaleaf Holdings, Inc.	8.1%
TerrAscend Corp.	4.9%
WM Technology, Inc.	4.3%
United States Treasury Bill	3.6%
Innovative Industrial Properties, Inc.	2.7%
First American Government Obligations Fund - Class X	1.5%
GrowGeneration Corp.	1.2%
Tilray Brands, Inc.	0.9%
[23]
Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
The Board of Trustees of the Trust also considered and voted to approve the following changes to the Fund: (i) The investment sub-advisory agreement with Penserra Capital Management LLC (“Penserra”) will be terminated and Seymour Asset Management LLC (“Seymour”) will continue to serve as an investment sub-adviser. (ii) Tidal Investments LLC (“Tidal”) will be added as an investment sub-adviser to the Fund pursuant to an investment sub-advisory agreement between Amplify Investments LLC and Tidal.
Changes to Fund’s Investment Objective or Goals:
On November 12, 2024, the Board of Trustees of the Trust approved a change to the Fund’s 80% investment policy. On or around January 28, 2024, the Fund’s 80% investment policy will change as follows: Under normal market conditions, the Fund seeks to achieve its investment objective by investing in the securities of U.S. companies engaged in cannabis and hemp-related activities selected by the Fund’s investment adviser, Amplify Investments LLC (“Amplify Investments” or the “Adviser”). Pursuant to this strategy, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of U.S. companies that derive 50% or more of their revenue from the cannabis and hemp ecosystem and in derivatives that have economic characteristics similar to such securities.
Other Material Fund Changes:
•	CNBS completed a 1-for-12 reverse share split effective February 21, 2025

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Small-Mid Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Amplify Small-Mid Cap Equity ETF
Class Name	Amplify Small-Mid Cap Equity ETF
Trading Symbol	SMAP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Small-Mid Cap Equity ETF (the “Fund”) for the period of October 22, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Small-Mid Cap Equity ETF	$25	0.60%
[24]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 1,156,321
Holdings Count | $ / shares	58
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,156,321
Number of Holdings	58
Portfolio Turnover	20%
30-Day SEC Yield	0.48%
30-Day SEC Yield Unsubsidized	0.48%

Holdings [Text Block]

Top 10 Issuers	(%)
Watsco, Inc.	4.7%
Pinnacle Financial Partners, Inc.	3.6%
Eagle Materials, Inc.	3.5%
BJ’s Wholesale Club Holdings, Inc.	3.4%
Tyler Technologies, Inc.	3.1%
Devon Energy Corp.	3.1%
Markel Group, Inc.	2.6%
EastGroup Properties, Inc.	2.6%
American Financial Group, Inc.	2.5%
NVR, Inc.	2.5%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Transformational Data Sharing ETF
Shareholder Report [Line Items]
Fund Name	Amplify Transformational Data Sharing ETF
Class Name	Amplify Transformational Data Sharing ETF
Trading Symbol	BLOK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Transformational Data Sharing ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Transformational Data Sharing ETF	$36	0.70%
[25]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 664,198,000
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$664,198,000
Number of Holdings	53
Portfolio Turnover	24%
30-Day SEC Yield	0.09%
30-Day SEC Yield Unsubsidized	0.09%

Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund - Class X	12.8%
Robinhood Markets, Inc. - Class A	4.9%
MicroStrategy, Inc. - Class A	4.8%
Coinbase Global, Inc. - Class A	4.0%
Metaplanet, Inc.	3.8%
International Business Machines Corp.	3.6%
PayPal Holdings, Inc.	3.2%
Cleanspark, Inc.	3.2%
Block, Inc.	3.1%
Galaxy Digital Holdings Ltd.	3.1%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Travel Tech ETF
Shareholder Report [Line Items]
Fund Name	Amplify Travel Tech ETF
Class Name	Amplify Travel Tech ETF
Trading Symbol	AWAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Travel Tech ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Travel Tech ETF	$37	0.75%
[26]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 50,541,894
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$50,541,894
Number of Holdings	32
Portfolio Turnover	21%
30-Day SEC Yield	0.26%
30-Day SEC Yield Unsubsidized	0.26%

Holdings [Text Block]

Top Holdings	(%)
Trip.com Group Ltd.	4.7%
MakeMyTrip Ltd.	4.7%
Booking Holdings, Inc.	4.7%
Uber Technologies, Inc.	4.6%
Tongcheng Travel Holdings Ltd.	4.6%
TravelSky Technology Ltd. - Class H	4.4%
TripAdvisor, Inc.	4.3%
Airbnb, Inc. - Class A	4.2%
Lyft, Inc. - Class A	4.1%
Despegar.com Corp.	4.1%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Video Game Leaders ETF
Shareholder Report [Line Items]
Fund Name	Amplify Video Game Leaders ETF
Class Name	Amplify Video Game Leaders ETF
Trading Symbol	GAMR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Video Game Leaders ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Video Game Leaders ETF	$34	0.69%
[27]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Material Change Date	Mar. 26, 2025
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 36,642,524
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$36,642,524
Number of Holdings	22
Portfolio Turnover	97%
30-Day SEC Yield	0.07%
30-Day SEC Yield Unsubsidized	0.07%

Holdings [Text Block]

Top Holdings	(%)
Advanced Micro Devices, Inc.	10.5%
Microsoft Corp.	9.9%
Tencent Holdings, Ltd.	9.8%
Meta Platforms, Inc. - Class A	9.8%
Invesco Government & Agency Portfolio - Class Institutional	6.2%
NetEase, Inc.	5.0%
Sony Group Corp.	4.8%
Sea, Ltd.	4.8%
NVIDIA Corp.	4.7%
Nintendo Co. Ltd.	4.5%

Material Fund Change [Text Block]
Fund Name Change:
Name change to: Amplify Video Game Leaders ETF
Other Material Fund Changes:
•	Index provider change to VettaFi LLC. Index change to: VettaFi Video Game Leaders Index
•	Effective March 26, 2025, the Fund is reducing the size of Creation Units from 50,000 Shares to 10,000 Shares.
•	Management fee change to: 0.59%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Weight Loss Drug & Treatment ETF
Shareholder Report [Line Items]
Fund Name	Amplify Weight Loss Drug & Treatment ETF
Class Name	Amplify Weight Loss Drug & Treatment ETF
Trading Symbol	THNR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Weight Loss Drug & Treatment ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Weight Loss Drug & Treatment ETF	$27	0.59%
[28]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.59%
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 3,871,107
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$3,871,107
Number of Holdings	27
Portfolio Turnover	22%
30-Day SEC Yield	1.33%
30-Day SEC Yield Unsubsidized	1.33%

Holdings [Text Block]

Top Holdings	(%)
Eli Lilly & Co.	15.8%
Novo Nordisk AS	14.0%
First American Government Obligations Fund - Class X	13.9%
West Pharmaceutical Services, Inc.	5.1%
Chugai Pharmaceutical Co. Ltd.	5.1%
Thermo Fisher Scientific, Inc.	5.0%
Merck & Co., Inc.	4.8%
Amgen, Inc.	4.7%
Innovent Biologics, Inc.	4.7%
Pfizer, Inc.	4.7%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/

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[23]
**	U.S. Treasury Bill holdings are pledged as collateral to the Fund’s swap counterparties in connection with the derivative transactions that provide the Fund with economic exposure to cannabis-related securities.

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